Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Person	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of investment in joint venture	50.00%
Shares held	79.25%
Company purchased equity interest	$ 300,000		$ 700,000			$ 700,000
Third part holding	5.00%
Put option exercise period	12 months
Number of developers holding equity interest	2
Average annual rate of interest	0.79%
Face amount sold	19,000,000		33,700,000			79,000,000
Impairment on goodwill	0		0
Intangible assets amortization period, minimum	7 years
Intangible assets amortization period, maximum	12 years
IMPAIRMENT OF INTANGIBLE ASSETS			30,142,000	[1]
Revenue recognition period	1 year
Percentage of uncertain tax positions realized upon ultimate resolution	50
Gain (loss) on fair value of other derivatives not designated as hedging instruments	$ 2,100,000		$ (957,000)			$ (1,270,000)
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Company holds of an investee's voting instruments	20.00%
Post-sale service and maintenance period	6 months
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Company holds of an investee's voting instruments	50.00%
Post-sale service and maintenance period	12 months

[1]	See Note 1a(ii).